INCOME TAXES (Details 3) (U.S., USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Tax credit carryforwards
Valuation allowance against the related deferred tax assets	$ 95.7
Foreign | Tax credit subject To expiration
Tax credit carryforwards
Tax credit carryforwards	82.4
Alternative minimum tax credit | Tax credit not subject to expiration
Tax credit carryforwards
Tax credit carryforwards	1.0
R&D credit
Tax credit carryforwards
Tax credit carryforwards	12.3
R&D credit | Tax credit subject To expiration
Tax credit carryforwards
Tax credit carryforwards	8.5
R&D credit | Tax credit not subject to expiration
Tax credit carryforwards
Tax credit carryforwards	$ 3.8